Annual Total Returns - Health Care Portfolio [BarChart] - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-04 - Health Care Portfolio	Apr. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Service Class 2
Bar Chart Table:
Annual Return 2020	21.28%
Annual Return 2021	11.45%